Related Party Balances and Transactions	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 13 - RELATED PARTY BALANCES AND TRANSACTIONS

Accounts receivable from related party

The Company and 3D Conversion Rights, a company wholly owned by Mr. John Diaz, the former CEO and major shareholder of the Company entered into an exclusive license agreement on March 25, 2012. Based on the terms of this license agreement, 3D Conversion Rights agreed to pay to the Company an aggregate amount of $225,000 as the license fee, by the cancellation of a $177,600 note payable to 3D Conversion Rights along with accrued interest of $600 and payment of $46,800 in certified funds before June 30, 2012. As of March 31, 2013 and 2012, the Company has a receivable from 3D Conversion Rights in the amount of $0 and $46,800.

Due to related party

Due to related party consists of the following:

	March 31, 2013	March 31, 2012

Nancy Louise Jones	$60,562	$60,562
Other	$2,572	-
Total	$63,134	$60,562

Mrs. Nancy Louise Jones

On November 26, 2010, the Company borrowed $60,562 from Mrs. Nancy Louise Jones, wife of Mr. John Diaz, the former CEO and major shareholder. The maturity date of this loan is September 1, 2012 and was extended to September 8, 2013. The Company evaluated the application of ASC 470-50 and ASC 470-60 and concluded that the extension of maturity constituted a debt modification, rather than a debt extinguishment or a troubled debt restructuring. As this loan bears no interest, in accordance with ASC 835-30 Imputation of Interest, the Company uses 8%, the prevailing rate for similar debt, to recognize the imputed interest expense of $5,449 on this debt for the year ended March 31, 2013 and $4,845 for the year ended March 31, 2012. The imputed interest expense is accounted as a capital transaction and recorded as an increase of Additional Paid-In Capital.